-
As filed with the Securities and Exchange Commission on January 26, 2021
Securities Act File No. 333-251395

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-2

REGISTRATION STATEMENT
UNDER
THE SECURITIES ACT OF 1933 ☒
Pre-Effective Amendment No. 2☒
Post-Effective Amendment No. ☐

Trinity Capital Inc.
(Exact Name of Registrant as Specified in Charter)

3075 West Ray Road
Suite 525
Chandler, Arizona 85226
(Address of Principal Executive Offices)
(480) 374 5350
(Registrant’s Telephone Number, including Area Code)
Steven L. Brown
c/o Trinity Capital Inc.
3075 West Ray Road
Suite 525
Chandler, Arizona 85226
(Name and Address of Agent for Service)

WITH COPIES TO:
Cynthia M. Krus, Esq. Stephani M. Hildebrandt, Esq. Eversheds Sutherland (US) LLP 700 Sixth Street, NW Washington, DC 20004 Tel: (202) 383-0100 Fax: (202) 637-3593	Thomas J. Friedmann, Esq. Dechert LLP One International Place, 40th Floor 100 Oliver Street Boston, MA 02110 Tel: (617) 728-7120 Fax: (617) 426-6567
Approximate date of commencement of proposed public offering: As soon as practicable after the effective date of this Registration Statement.
☐ Check box if the only securities being registered on this Form are being offered pursuant to dividend or interest reinvestment plans.
☐ Check box if any securities being registered on this Form will be offered on a delayed or continuous basis in reliance on Rule 415 under the Securities Act of 1933 (“Securities Act”), other than securities offered in connection with a dividend reinvestment plan.
☐ Check box if this Form is a registration statement pursuant to General Instruction A.2 or a post-effective amendment thereto.
☐ Check box if this Form is a registration statement pursuant to General Instruction B or a post-effective amendment thereto that will become effective upon filing with the Commission pursuant to Rule 462(e) under the Securities Act.
☐ Check box if this Form is a post-effective amendment to a registration statement filed pursuant to General Instruction B to register additional securities or additional classes of securities pursuant to Rule 413(b) under the Securities Act.
It is proposed that this filing will become effective (check appropriate box):
☐ when declared effective pursuant to Section 8(c) of the Securities Act.
If appropriate, check the following box:
☐ This [post-effective] amendment designates a new effective date for a previously filed [post-effective amendment] [registration statement].
☐ This Form is filed to register additional securities for an offering pursuant to Rule 462(b) under the Securities Act, and the Securities Act registration statement number of the earlier effective registration statement for the same offering is:            .
☐ This Form is a post-effective amendment filed pursuant to Rule 462(c) under the Securities Act, and the Securities Act registration statement number of the earlier effective registration statement for the same offering is:            .
☐ This Form is a post-effective amendment filed pursuant to Rule 462(d) under the Securities Act, and the Securities Act registration statement number of the earlier effective registration statement for the same offering is:            .

Check each box that appropriately characterizes the Registrant:
☐ Registered Closed-End Fund (closed-end company that is registered under the Investment Company Act of 1940 (“Investment Company Act”)).
☒ Business Development Company (closed-end company that intends or has elected to be regulated as a business development company under the Investment Company Act).
☐ Interval Fund (Registered Closed-End Fund or a Business Development Company that makes periodic repurchase offers under Rule 23c-3 under the Investment Company Act).
☐ A.2 Qualified (qualified to register securities pursuant to General Instruction A.2 of this Form).
☐ Well-Known Seasoned Issuer (as defined by Rule 405 under the Securities Act).
☒ Emerging Growth Company (as defined by Rule 12b-2 under the Securities Exchange Act of 1934 (“Exchange Act”).
☐ If an Emerging Growth Company, indicate by check mark if the Registrant has elected not to use the extended transition period for complying with any new or revised financial accounting standards provided pursuant to Section 7(a)(2)(B) of Securities Act.
☐ New Registrant (registered or regulated under the Investment Company Act for less than 12 calendar months preceding this filing).

CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933
Title of Securities Being Registered	Amount Being Registered(1)	Proposed Maximum Offering Price Per Unit(2)	Proposed Maximum Aggregate Offering Price(1)(2)	Amount of Registration Fee(3)
Common Stock, $0.001 par value per share	8,678,619	$15.50	$134,518,595	$14,676

(1)
Includes the underwriters’ option to purchase up to 1,132,000 additional shares of our common stock and 646,619 shares being registered for sale by the selling stockholders.

(2)
Estimated pursuant to Rule 457(o) under the Securities Act of 1933, as amended, solely for the purpose of determining the registration fee.

(3)
Previously paid a registration fee of $16,365.

The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such date as the U.S. Securities and Exchange Commission, acting pursuant to said Section 8(a), may determine.

EXPLANATORY NOTE
The purpose of this Pre-Effective Amendment No. 2 to the Registration Statement under the Securities Act of 1933, as amended, on Form N-2, is to update an exhibit in Part C of the Registration Statement. Accordingly, this Pre-Effective Amendment No. 2 consists only of the facing page, this explanatory note and Part C of the Registration Statement. The prospectus and financial statements are unchanged, have been omitted, and are incorporated herein by reference.

TRINITY CAPITAL INC.
PART C
OTHER INFORMATION
Item 25.   Financial Statements and Exhibits
(1)
Financial Statements

The following financial statements of Trinity Capital Inc. are provided in Part A of this Registration Statement:
INTERIM FINANCIAL STATEMENTS
Page
Trinity Capital Inc.
Consolidated Statements of Assets and Liabilities as of September 30, 2020 (unaudited) and December 31, 2019	F-2
Consolidated Statements of Operations for the Three and Nine Months Ended September 30, 2020 and the Period of August 12, 2019 (date of inception) to September 30, 2019 (unaudited)	F-3
Consolidated Statements of Changes in Net Assets for the Three and Nine Months Ended September 30, 2020 and the Period of August 12, 2019 (date of inception) to September 30, 2019 (unaudited)	F-4
Consolidated Statement of Cash Flows for the Nine Months Ended September 30, 2020 and the Period of August 12, 2019 (date of inception) to September 30, 2019 (unaudited)	F-5
Consolidated Schedule of Investments as of September 30, 2020 (unaudited)	F-7
Notes to Consolidated Financial Statements (unaudited)	F-16
AUDITED FINANCIAL STATEMENTS
Page
Legacy Funds
The financial statements for the year ended December 31, 2018 are for Trinity Capital Investment, LLC, Trinity Capital Fund II, L.P., Trinity Capital Fund III, L.P. and Trinity Capital Fund IV, L.P.
The financial statements for the year ended December 31, 2019 are for Trinity Capital Investment, LLC, Trinity Capital Fund II, L.P., Trinity Capital Fund III, L.P., Trinity Capital Fund IV, L.P. and Trinity Sidecar Income Fund, L.P.

Report of Independent Registered Public Accounting Firm	F-49
Statements of Assets and Liabilities as of December 31, 2019	F-50
Statements of Assets and Liabilities as of December 31, 2018	F-51
Statements of Operations for the Year or the Period Ended December 31, 2019	F-52
Statements of Operations for the Year or the Period Ended December 31, 2018	F-53

(2)
Exhibits

(a)	Articles of Amendment and Restatement (incorporated by reference to exhibit 3.1 to the Company’s Registration Statement on Form 10 filed on January 16, 2020).
(b)	Bylaws (incorporated by reference to exhibit 3.2 to the Company’s Registration Statement on Form 10 filed on January 16, 2020).
(c)	Not Applicable.
(d)(1)	Amended and Restated Registration Rights Agreement, dated December 15, 2020 (Common Stock) (incorporated by reference to exhibit 10.1 of the Company’s Current Report on Form 8-K filed on December 16, 2020).
(d)(2)	Registration Rights Agreement, dated January 16, 2020 (2025 Notes) (incorporated by reference to exhibit 4.2 to the Company’s Registration Statement on Form 10 filed on January 16, 2020).
(d)(3)	Registration Rights Agreement, dated December 11, 2020 (Convertible Notes) (incorporated by reference to exhibit 10.1 of the Company’s Current Report on Form 8-K filed on December 14, 2020).
(d)(4)	Indenture, dated as of January 16, 2020, by and between Trinity Capital Inc. and U.S. Bank National Association, as trustee (incorporated by reference to exhibit 4.3 to the Company’s Registration Statement on Form 10 filed on January 16, 2020).
(d)(5)	First Supplemental Indenture, dated as of January 16, 2020, relating to the 7.00% Notes due 2025, by and between Trinity Capital Inc. and U.S. Bank National Association, as trustee (incorporated by reference to exhibit 4.4 to the Company’s Registration Statement on Form 10 filed on January 16, 2020).
(d)(6)	Form of 7.00% Note due 2025 (incorporated by reference to Exhibit (d)(5) hereto).
(d)(7)	Second Supplemental Indenture, dated as of December 11, 2020, relating to the 6.00% Convertible Notes due 2025, by and between Trinity Capital Inc. and U.S. Bank National Association, as trustee (incorporated by reference to exhibit 4.1 of the Company’s Current Report on Form 8-K filed on December 14, 2020).
(d)(8)	Form of 6.00% Convertible Notes due 2025 (incorporated by reference to Exhibit (d)(7) hereto).
(e)	Distribution Reinvestment Plan (incorporated by reference to exhibit 10.11 to the Company’s Registration Statement on Form 10 filed on January 16, 2020).
(f)	Not Applicable.
(g)	Not Applicable.
(h)	Form of Underwriting Agreement (incorporated by reference to Exhibit (h) to Pre-Effective Amendment No. 1 to the Company’s Registration Statement on Form N-2 (File No. 333-251395) filed on January 21, 2021).
(i)	Not Applicable.
(j)	Custody and Account Agreement, dated as of January 8, 2020, by and between the Registrant and Wells Fargo Bank, National Association (incorporated by reference to exhibit 10.14 to the Company’s Registration Statement on Form 10 filed on January 16, 2020).

(k)(1)	Credit Agreement, dated as of January 8, 2020, with Credit Suisse AG (incorporated by reference to exhibit 10.1 to the Company’s Registration Statement on Form 10 filed on January 16, 2020).
(k)(2)	First Amendment to Credit Agreement, dated as of March 31, 2020, with Credit Suisse AG (incorporated by reference to exhibit 10.1 to the Company’s Quarterly Report on Form 10-Q filed on November 12, 2020).
(k)(3)	Second Amendment to Credit Agreement, dated as of September 29, 2020, with Credit Suisse AG (incorporated by reference to exhibit 10.1 to the Company’s Quarterly Report on Form 10-Q filed on November 12, 2020).
(k)(4)	Sale and Contribution Agreement, dated as of January 8, 2020 (incorporated by reference to exhibit 10.2 to the Company’s Registration Statement on Form 10 filed on January 16, 2020).
(k)(5)	Security Agreement, dated as of January 8, 2020 (incorporated by reference to exhibit 10.3 to the Company’s Registration Statement on Form 10 filed on January 16, 2020).
(k)(6)	Servicing Agreement, dated as of January 8, 2020 (incorporated by reference to exhibit 10.4 to the Company’s Registration Statement on Form 10 filed on January 16, 2020).
(k)(7)	Custodial Agreement, dated as of January 8, 2020 (incorporated by reference to exhibit 10.5 to the Company’s Registration Statement on Form 10 filed on January 16, 2020).
(k)(8)	Employment Offer Letter, dated January 16, 2020, by and between the Registration and Steven L. Brown (incorporated by reference to exhibit 10.6 to the Company’s Registration Statement on Form 10 filed on January 16, 2020).
(k)(9)	Employment Offer Letter, dated January 16, 2020, by and between the Registration and Kyle Brown (incorporated by reference to exhibit 10.7 to the Company’s Registration Statement on Form 10 filed on January 16, 2020).
(k)(10)	Employment Offer Letter, dated January 16, 2020, by and between the Registration and Gerald Harder (incorporated by reference to exhibit 10.8 to the Company’s Registration Statement on Form 10 filed on January 16, 2020).
(k)(11)	Form of Indemnification Agreement (Directors) (incorporated by reference to exhibit 10.12 to the Company’s Registration Statement on Form 10 filed on January 16, 2020).
(k)(12)	Form of Indemnification Agreement (Officers) (incorporated by reference to exhibit 10.13 to the Company’s Registration Statement on Form 10 filed on January 16, 2020).
(k)(13)	Transfer Agency Agreement and Registrar Services Agreement, dated November 1, 2019, by and between the Registrant and American Stock Transfer & Trust Company, LLC (incorporated by reference to exhibit 10.15 to the Company’s Registration Statement on Form 10 filed on January 16, 2020).
(l)	Opinion and Consent of Eversheds Sutherland (US) LLP (incorporated by reference to Exhibit (l) to Pre-Effective Amendment No. 1 to the Company’s Registration Statement on Form N-2 (File No. 333-251395) filed on January 21, 2021).
(n)	Consent of Ernst & Young LLP.*
(o)	Not Applicable.
(p)	Not Applicable.
(q)	Not Applicable.
(r)	Code of Ethics (incorporated by reference to exhibit 14.1 to the Company’s Registration Statement on Form 10 filed on January 16, 2020).

*
Filed herewith.

Item 26.   Marketing Arrangements
The information contained under the heading “Underwriting” in this Registration Statement is incorporated herein by reference.

Item 27.   Other Expenses of Issuance and Distribution
Amount
U.S. Securities and Exchange Commission registration fee	$16,365
FINRA Filing Fee	23,000
Nasdaq Global Select Market listing fees	25,000
Printing expenses(1)	50,000
Legal fees and expenses(1)	1,200,000
Accounting fees and expenses(1)	125,000
Miscellaneous fees and expenses(1)	60,635
Total(1)	$1,500,000

(1)
These amounts are estimates.

All of the expenses set forth above shall be borne by the Registrant.
Item 28.   Persons Controlled by or Under Common Control
The information contained under the headings “Business,” “Management,” “Certain Relationships and Related-Party Transactions” and “Control Persons and Principal Stockholders” in this Registration Statement is incorporated herein by reference.
In connection with the Formation Transactions, Trinity Capital Holdings, LLC, a Delaware limited liability company, and Trinity Funding 1, LLC, a Delaware limited liability company, became wholly owned subsidiaries of the Registrant on January 16, 2020.
Item 29.   Number of Holders of Securities
The following table sets forth the approximate number of record holders of each class of our securities as of January 20, 2021.
Title of Class	Number of Record Holders
Common Stock	228
7.00% Unsecured Notes due 2025	17
6.00% Unsecured Convertible Notes due 2025	5
Item 30.   Indemnification
Section 2-418 of the Maryland General Corporation Law allows for the indemnification of officers, directors and any corporate agents in terms sufficiently broad to indemnify these persons under certain circumstances for liabilities, including reimbursement for expenses, incurred arising under the Securities Act. Our certificate of incorporation and bylaws provide that we shall indemnify our directors and officers to the fullest extent authorized or permitted by law and this right to indemnification shall continue as to a person who has ceased to be a director or officer and shall inure to the benefit of his or her heirs, executors and personal and legal representatives; provided, however, that, except for proceedings to enforce rights to indemnification, we are not obligated to indemnify any director or officer (or his or her heirs, executors or personal or legal representatives) in connection with a proceeding (or part thereof) initiated by the person unless the proceeding (or part thereof) was authorized or consented to by the Board. The right to indemnification conferred includes the right to be paid by us the expenses incurred in defending or otherwise participating in any proceeding in advance of its final disposition.
So long as we are regulated under the 1940 Act, the above indemnification is limited by the 1940 Act or by any valid rule, regulation or order of the SEC thereunder. The 1940 Act provides, among other things, that a company may not indemnify any director or officer against liability to it or its security holders to which he or she might otherwise be subject by reason of his or her willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office unless a determination is made by final decision of a court, by vote of a majority of a quorum of directors who are disinterested, non-party directors or by independent legal counsel that the liability for which indemnification is sought did not arise out of the foregoing conduct.
We will indemnify each Indemnitee against any liabilities relating to the offering of our common stock or our business, operation, administration or termination, if the Indemnitee acted in good faith and in a manner it believed to be in, or not opposed to, our interests and except to the extent arising out of the Indemnitee’s gross negligence, fraud or knowing and willful misconduct. We may pay the expenses incurred by the Indemnitee in defending an actual or threatened civil or criminal action in advance of the final disposition of such action, provided the Indemnitee agrees to repay those expenses if found by adjudication not to be entitled to indemnification.
We have entered into indemnification agreements with our directors and executive officers. The indemnification agreements are intended to provide our directors and executive officers with the maximum indemnification permitted under Maryland law and the 1940 Act. Each indemnification agreement provides that we will indemnify the director or executive officer who is a party to the agreement, including the advancement of legal expenses, if, by reason of his or her corporate status, such director or executive officer is, or is threatened to be, made a party to or a witness in any threatened, pending, or completed proceeding, other than a proceeding by or in our right, to the maximum extent permitted by Maryland law and the 1940 Act.
We have agreed to indemnify the underwriters against certain liabilities, including liabilities under the Securities Act.
Insofar as indemnification for liability arising under the Securities Act may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, we have been advised that in the opinion of the SEC such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by us of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, we will, unless in the opinion of our counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by us is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.
Item 31.   Business and Other Connections of Investment Advisor.
Not applicable.
Item 32.   Location of Accounts and Records.
All accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act, and the rules thereunder are maintained at the offices of:
(1)   The Registrant, 3075 West Ray Road, Suite 525, Chandler, Arizona 85226;
(2)   The custodian, Wells Fargo Bank, National Association, 600 S. 4th St., Minneapolis, Minnesota 55479; and
(3)   The transfer agent, American Stock Transfer & Trust Company, LLC, 6201 15th Avenue, Brooklyn, NY 11219.
Item 33.   Management Services
Not Applicable.

Item 34.   Undertakings
(1)   We undertake to suspend the offering of shares until the prospectus is amended if (1) subsequent to the effective date of its registration statement, the net asset value declines more than 10% from its net asset value as of the effective date of the registration statement; or (2) the net asset value increases to an amount greater than the net proceeds as stated in the prospectus.
(2)   Not applicable.
(3)   Not applicable.
(4)   We undertake that:
(a)
For the purpose of determining any liability under the Securities Act, the information omitted from the form of prospectus filed as part of this registration statement in reliance upon Rule 430A and contained in a form of prospectus filed by us pursuant to Rule 424(b)(1) under the Securities Act shall be deemed to be part of this registration statement as of the time it was declared effective.

(b)
For the purpose of determining any liability under the Securities Act, each post-effective amendment that contains a form of prospectus shall be deemed to be a new registration statement relating to the securities offered therein, and the offering of such securities at that time shall be deemed to be the initial bona fide offering thereof.

(5)   Not applicable.
(6)   Insofar as indemnification for liabilities arising under the Securities Act may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the SEC such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.
(7)   We undertake to send by first class mail or other means designed to ensure equally prompt delivery, within two business days of receipt of a written or oral request, any prospectus or Statement of Additional Information.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933, the Registrant has duly caused this Pre-Effective Amendment No. 2 to the Registration Statement on Form N-2 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Chandler, and the State of Arizona on the 26th day of January, 2021.
TRINITY CAPITAL INC.
By:
/s/ Steven L. Brown

Name:
Steven L. Brown

Title:
Chairman and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Pre-Effective Amendment No. 2 to the Registration Statement has been signed by the following persons in the capacities indicated on January 26, 2021.
Name	Title
/s/ Steven L. Brown Steven L. Brown	Chairman and Chief Executive Officer (Principal Executive Officer)
/s/ David Lund David Lund	Chief Financial Officer, Executive Vice President — Finance and Strategic Planning, and Treasurer (Principal Financial and Accounting Officer)
* Kyle Brown	Director, President and Chief Investment Officer
* Edmund G. Zito	Director
* Richard R. Ward	Director
* Ronald E. Estes	Director
** Michael E. Zacharia	Director

*
Signed by Sarah Stanton pursuant to a power of attorney signed by each individual and filed with this Registration Statement on December 16, 2020.

**
Signed by Sarah Stanton pursuant to a power of attorney signed by such individual and filed with this Registration Statement on January 21, 2021.